Total
Simplify Tail Risk Strategy ETF
Simplify Tail Risk Strategy ETF

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, sell, and hold shares of the Fund. Investors purchasing or selling shares of the Fund in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Simplify Tail Risk Strategy ETF Simplify Tail Risk Strategy ETF
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	none
Acquired Fund Fees and Expenses	none	[1]
Total Annual Fund Operating Expenses	0.75%
Fee Waiver and Reimbursement	(0.25%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	0.50%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund’s adviser has contractually agreed until at least October 31, 2022, to waive 0.25% of its management fees and/or pay or absorb the Fund’s expenses, in order to limit the amount of “Specified Expenses” borne by the Fund to 0.50% of the Fund’s average daily net assets. In addition, the adviser has agreed to waive any acquired fund fees and expenses attributed to investments in any series of the Simplify Exchange Traded Funds. “Specified Expenses” means all ordinary operating expenses of a Fund including management fees, except for interest expenses, taxes, brokerage expenses, Rule 12b-1 fees (if any), acquired fund fees and expenses, and expenses incidental to a meeting of the Fund’s shareholders. The fee waiver is subject to possible recoupment from a Fund in future years (within the three years after the fees have been waived), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. Any waived fees may only be recouped within three years from the date when the amount was waived or reimbursed. This agreement may be terminated only by the Board on 60 days’ written notice to the Adviser.